UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2006

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    KS Management Corp.

Address: 11 West 42nd Street, 30th Floor
         New York, New York 10036

13F File Number: 28-11617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Jack Swain
Title:  Chief Investment Officer/Chief Compliance Officer
Phone:  (212) 764-3500


Signature, Place and Date of Signing:

/s/ Jack Swain                  New York, New York             February 12, 2007
--------------                  ------------------             -----------------
[Signature]                      [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1
                                              -----

Form 13F Information Table Entry Total:        89
                                               --

Form 13F Information Table Value Total:                            $140,518
                                                                   --------



List of Other Included Managers:    Name

        28-xxxx                     KS Capital Partners, L.P.


                                                              FORM 13F INFORMATION TABLE

COLUMN 1                     COLUMN  2      COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8

                             TITLE OF                    VALUE       SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                CLASS         CUSIP       (X$1000)     PRN AMT  PRN CALL   DISCRETION  MANAGERS   SOLE  SHARED  NONE

AGERE SYS INC                  COM          00845V308    1257          65550   SH        DEFINED         1       SHARED
AGERE SYS INC                  COM          00845V308     948          49450   SH        SOLE                    SOLE
AGREE REALTY CORP              COM          008492100     895          26049   SH        DEFINED         1       SHARED
AGREE REALTY CORP              COM          008492100     675          19651   SH        SOLE                    SOLE
AMERICAN PWR CONVERSION CORP   COM          029066107    5301         173280   SH        DEFINED         1       SHARED
AMERICAN PWR CONVERSION CORP   COM          029066107    3999         130720   SH        SOLE                    SOLE
AZTAR CORP                     COM          054802103    3899          71649   SH        DEFINED         1       SHARED
AZTAR CORP                     COM          054802103    2941          54051   SH        SOLE                    SOLE
BANK NEW YORK INC              COM          064057102    2648          67260   SH        DEFINED         1       SHARED
BANK NEW YORK INC              COM          064057102    1998          50740   SH        SOLE                    SOLE
BANTA CORP                     COM          066821109    1820          50000   SH        DEFINED         1       SHARED
CALIFORNIA COASTAL CMNTYS IN   COM NEW      129915203     877          40909   SH        DEFINED         1       SHARED
CALIFORNIA COASTAL CMNTYS IN   COM NEW      129915203     662          30862   SH        SOLE                    SOLE
CAREMARK RX INC                COM          141705103    2871          50274   SH        DEFINED         1       SHARED
CAREMARK RX INC                COM          141705103    2166          37926   SH        SOLE                    SOLE
CHIQUITA BRANDS INTL INC       COM          170032809     387          24224   SH        DEFINED         1       SHARED
CHIQUITA BRANDS INTL INC       COM          170032809     292          18274   SH        SOLE                    SOLE
COMMONWEALTH TEL ENTERPRISES   COM          203349105    1980          47310   SH        DEFINED         1       SHARED
COMMONWEALTH TEL ENTERPRISES   COM          203349105    1494          35690   SH        SOLE                    SOLE
DIGITAL INSIGHT CORP           COM          25385P106    4027         104632   SH        DEFINED         1       SHARED
DIGITAL INSIGHT CORP           COM          25385P106    2916          75768   SH        SOLE                    SOLE
DIGITAS INC                    COM          25388K104    2637         196650   SH        DEFINED         1       SHARED
DIGITAS INC                    COM          25388K104    1989         148350   SH        SOLE                    SOLE
ELKCORP                        COM          287456107    1127          27417   SH        DEFINED         1       SHARED
ELKCORP                        COM          287456107     850          20683   SH        SOLE                    SOLE
EQUITY OFFICE PROPERTIES TRU   COM          294741103    1324          27492   SH        DEFINED         1       SHARED
EQUITY OFFICE PROPERTIES TRU   COM          294741103     959          19908   SH        SOLE                    SOLE
GOVERNMENT PPTYS TR INC        COM          38374W107    1013          95580   SH        DEFINED         1       SHARED
GOVERNMENT PPTYS TR INC        COM          38374W107     704          66420   SH        SOLE                    SOLE
GLOBAL SIGNAL INC              COM          37944Q103     379           7198   SH        DEFINED         1       SHARED
GLOBAL SIGNAL INC              COM          37944Q103     263           5002   SH        SOLE                    SOLE
REALOGY CORP                   COM          75605E100     432          14250   SH        DEFINED         1       SHARED
REALOGY CORP                   COM          75605E100     326          10750   SH        SOLE                    SOLE
HORIZON HEALTH CORP            COM          44041Y104     288          14723   SH        DEFINED         1       SHARED
HORIZON HEALTH CORP            COM          44041Y104     217          11106   SH        SOLE                    SOLE
KAISER ALUMINUM CORP           COM PAR $.01 483007704     374           6686   SH        DEFINED         1       SHARED
KAISER ALUMINUM CORP           COM PAR $.01 483007704     230           4102   SH        SOLE                    SOLE
KANBAY INTL INC                COM          48369P207    2624          91200   SH        DEFINED         1       SHARED
KANBAY INTL INC                COM          48369P207    1979          68800   SH        SOLE                    SOLE
KINDER MORGAN INC KANS         COM          49455P101    2583          24424   SH        DEFINED         1       SHARED
KINDER MORGAN INC KANS         COM          49455P101    1949          18426   SH        SOLE                    SOLE
KEYSPAN CORP                   COM          49337W100    2455          59622   SH        DEFINED         1       SHARED
KEYSPAN CORP                   COM          49337W100    1852          44978   SH        SOLE                    SOLE
LONGVIEW FIBRE CO              COM          543213102    1476          67248   SH        DEFINED         1       SHARED
LONGVIEW FIBRE CO              COM          543213102    1026          46732   SH        SOLE                    SOLE
LORAL SPACE & COMMUNICATNS L   COM          543881106    2171          53322   SH        DEFINED         1       SHARED
LORAL SPACE & COMMUNICATNS L   COM          543881106    1586          38948   SH        SOLE                    SOLE
MIRANT CORP NEW                COM          60467R100    1292          40938   SH        DEFINED         1       SHARED
MIRANT CORP NEW                COM          60467R100     936          29645   SH        SOLE                    SOLE
MERCANTILE BANKSHARES CORP     COM          587405101    2761          59000   SH        DEFINED         1       SHARED
MERCANTILE BANKSHARES CORP     COM          587405101    1918          41000   SH        SOLE                    SOLE
NRG ENERGY INC                 COM NEW      629377508     612          10928   SH        DEFINED         1       SHARED
NRG ENERGY INC                 COM NEW      629377508     462           8244   SH        SOLE                    SOLE
NETRATINGS INC                 COM          64116M108    1033          59000   SH        DEFINED         1       SHARED
NETRATINGS INC                 COM          64116M108     718          41000   SH        SOLE                    SOLE
NORTHWESTERN CORP              COM NEW      668074305    3211          90744   SH        DEFINED         1       SHARED
NORTHWESTERN CORP              COM NEW      668074305    2422          68456   SH        SOLE                    SOLE
OWENS CORNING NEW              COM          690742101     738          24681   SH        DEFINED         1       SHARED
OWENS CORNING NEW              COM          690742101     452          15127   SH        SOLE                    SOLE
OPEN SOLUTIONS INC             COM          68371P102    2660          70680   SH        DEFINED         1       SHARED
OPEN SOLUTIONS INC             COM          68371P102    2007          53320   SH        SOLE                    SOLE
OREGON STL MLS INC             COM          686079104    2627          42090   SH        DEFINED         1       SHARED
OREGON STL MLS INC             COM          686079104    1942          31110   SH        SOLE                    SOLE
PHELPS DODGE CORP              COM          717265102    2618          21866   SH        DEFINED         1       SHARED
PHELPS DODGE CORP              COM          717265102    1896          15834   SH        SOLE                    SOLE
PORTLAND GEN ELEC CO           COM NEW      736508847     554          20315   SH        DEFINED         1       SHARED
PORTLAND GEN ELEC CO           COM NEW      736508847     418          15326   SH        SOLE                    SOLE
RECKSON ASSOCS RLTY CORP       COM          75621K106    4325          94846   SH        DEFINED         1       SHARED
RECKSON ASSOCS RLTY CORP       COM          75621K106    2925          64154   SH        SOLE                    SOLE
REDBACK NETWORKS INC           COM NEW      757209507    1720          68970   SH        DEFINED         1       SHARED
REDBACK NETWORKS INC           COM NEW      757209507    1298          52030   SH        SOLE                    SOLE
ARAMARK CORP                   CL B         038521100    1459          43605   SH        DEFINED         1       SHARED
ARAMARK CORP                   CL B         038521100    1100          32895   SH        SOLE                    SOLE
SIRNA THERAPEUTICS INC         COM          829669100    2692         206910   SH        DEFINED         1       SHARED
SIRNA THERAPEUTICS INC         COM          829669100    2031         156090   SH        SOLE                    SOLE
SKY FINL GROUP INC             COM          83080P103    1305          45714   SH        DEFINED         1       SHARED
SKY FINL GROUP INC             COM          83080P103     984          34486   SH        SOLE                    SOLE
HOUSTON EXPL CO                COM          442120101     311           6000   SH        DEFINED         1       SHARED
HOUSTON EXPL CO                COM          442120101     207           4000   SH        SOLE                    SOLE
TANOX INC                      COM          87588Q109    2770         139200   SH        DEFINED         1       SHARED
TANOX INC                      COM          87588Q109    2006         100800   SH        SOLE                    SOLE
TRUMP ENTMT RESORTS            COM          89816T103     338          18538   SH        DEFINED         1       SHARED
TRUMP ENTMT RESORTS            COM          89816T103     255          13985   SH        SOLE                    SOLE
USA MOBILITY INC               COM          90341G103     308          13768   SH        DEFINED         1       SHARED
USA MOBILITY INC               COM          90341G103     232          10386   SH        SOLE                    SOLE
UNIVISION COMMUNICATIONS INC   CL A         914906102    1296          36594   SH        DEFINED         1       SHARED
UNIVISION COMMUNICATIONS INC   CL A         914906102     978          27606   SH        SOLE                    SOLE
EXCEL TECHNOLOGY INC           COM          30067T103    2186          85427   SH        DEFINED         1       SHARED
EXCEL TECHNOLOGY INC           COM          30067T103    1649          64445   SH        SOLE                    SOLE








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